Note Receivables, Net - Schedule of Note Receivables, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Note Receivables, Net [Abstract]
Loan receivables	$ 816,677	$ 816,677
Less: allowance for current expected credit losses	(816,677)	(816,677)
Total